November 3, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Attention:  Filing - Rule 497(j)

      RE:   The Dreyfus/Laurel Funds Tax Free Municipal Funds
                  Dreyfus Basic California Municipal Money Market Fund Dreyfus Basic Massachusetts Municipal Money Market Fund Dreyfus Basic New York Municipal Money Market Fund
            Registration Statement File No. 33-43845
            CIK No. 717341


Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 57 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 24, 2003.

                                                Very truly yours,





                                                James Bitetto

JB

cc:   Ernst & Young LLP
      Strook & Stroock & Lavan LLP